Trade Receivables, Net	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Trade Receivables, Net

7. Trade Receivables, Net

Trade receivables comprise the followings:

	2019	2018

Trade receivables, gross	$541,064	$2,090
Provision for doubtful debts	-	-
Trade receivables, net	$541,064	$2,090

All of the above trade receivables are dued and collected within a period of one year of aging.

Allowance was made when collection of the full amount is no longer probable. Management reviews and adjusts this allowance periodically based on historical experience, current economic climate as well as its evaluation of the collectability of outstanding accounts. The Group evaluates the credit risks of its customers utilizing historical data and estimates of future performance. No provision for doubtful debts have been provided as of March 31, 2019 and 2018 as the Company does not have bad debt history before.

The following table sets forth the major trade receivable accounts:-

			Aging
Customers	Amount	Rate	Not past due	Past due 1-30 days	Past due 30 days

Customer A	$46,310	8.56%	$46,310	$-	$-
Customer B	$40,308	7.45%	$7,426	$-	$32,882
Customer C	$17,095	3.16%	$12,370	$4,725	$-

Total trade receivables	$541,064	100.00%	$372,059	$76,670	$92,335